foreign currency at the time of their disposal. (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Exchange Differences
Revenue with Exchange variations	R$ 196,480,319	R$ 78,578,786	R$ 23,622,963
Expenses with Exchange Variations	(198,482,605)	(103,279,748)	(26,411,500)
Total	R$ (2,002,286)	R$ (24,700,962)	R$ (2,788,537)